Reserves for Unpaid Loss and Loss Adjustment Expenses (Details) - Schedule of Table Represents an Analysis of Loss and Loss Adjustment Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Table Represents an Analysis of Loss and Loss Adjustment Expenses [Abstract]
Reserve for unpaid loss and loss adjustment expenses	$ 636,245	$ 577,650	$ 498,582
Reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	(188,800)	(182,124)	(188,738)
Net reserve for unpaid loss and loss adjustment expenses at beginning of year	447,445	395,526	309,844
Loss and loss adjustment expenses incurred, net of reinsurance:
Current accident year	228,381	199,577	193,811
Prior accident years	(39,294)	(42,015)	(20,772)
Total loss and loss adjustment expenses incurred, net of reinsurance	189,087	157,562	173,039
Loss and loss adjustment expenses paid, net of reinsurance:
Current accident year	(25,875)	(14,886)	(16,061)
Prior accident years	(110,844)	(90,721)	(71,247)
Total loss and loss adjustment expenses paid, net of reinsurance	(136,719)	(105,607)	(87,308)
Change in allowance for expected credit losses on reinsurance recoverables on unpaid loss and loss adjustment expenses	36	(36)	(49)
Net reserve for unpaid loss and loss adjustment expenses at end of year	499,849	447,445	395,526
Reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	212,249	188,800	182,124
Reserve for unpaid loss and loss adjustment expenses at end of year	$ 712,098	$ 636,245	$ 577,650